Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2025		Jul. 31, 2024		Jul. 31, 2025		Jul. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						$ 6,723		$ 6,611
Provision for credit losses						3,615	[1]	3,031	[2]
Net write-offs						(2,833)		(2,558)
Other, including foreign currency adjustment						(134)		(239)
Provision for credit losses
Balance at end of year		$ 7,371		$ 6,845		7,371		6,845
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						6,536	[3]	6,372
Provision for credit losses
Balance at end of year		7,197	[4]	6,582	[5]	7,197	[4]	6,582	[5]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]					1		90
Provision for credit losses
Balance at end of year	[6]	1		48		1		48
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]					186		149
Provision for credit losses
Balance at end of year	[7]	173		215		173		215
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,378		1,188		1,208		1,084
Provision for credit losses						270	[1]	214	[2]
Net write-offs						(72)		(61)
Other, including foreign currency adjustment						24		(27)
Provision for credit losses
Remeasurement	[8]	66		86		270		224
Newly originated or purchased financial assets		11		12		36		32
Derecognition of financial assets and maturities		(12)		(9)		(29)		(23)
Changes in models and methodologies				(19)		(7)		(19)
Gross write-offs		(39)		(23)		(91)		(77)
Recoveries		7		6		19		16
Foreign exchange and other movements		19		(31)		24		(27)
Balance at end of year		1,430		1,210		1,430		1,210
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,208
Provision for credit losses
Balance at end of year		1,430		1,210		1,430		1,210
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,379		2,340		2,319		2,414
Provision for credit losses						1,499	[1]	1,427	[2]
Net write-offs						(1,353)		(1,375)
Other, including foreign currency adjustment						(78)		(94)
Provision for credit losses
Remeasurement	[8]	383		480		1,412		1,340
Newly originated or purchased financial assets		94		89		288		279
Derecognition of financial assets and maturities		(57)		(80)		(176)		(220)
Changes in models and methodologies		(1)		28		(25)		28
Gross write-offs		(508)		(551)		(1,583)		(1,591)
Recoveries		85		88		230		216
Foreign exchange and other movements		12		(22)		(78)		(94)
Balance at end of year		2,387		2,372		2,387		2,372
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,319
Provision for credit losses
Balance at end of year		2,387		2,372		2,387		2,372
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,235		1,239		1,160		1,237
Provision for credit losses						1,029	[1]	822	[2]
Net write-offs						(942)		(857)
Other, including foreign currency adjustment						3		(12)
Provision for credit losses
Remeasurement	[8]	289		274		1,005		814
Newly originated or purchased financial assets		41		31		99		111
Derecognition of financial assets and maturities		(22)		(28)		(65)		(86)
Changes in models and methodologies		(1)		(17)		(10)		(17)
Gross write-offs		(368)		(359)		(1,106)		(1,002)
Recoveries		73		55		164		145
Foreign exchange and other movements		3		(5)		3		(12)
Balance at end of year		1,250		1,190		1,250		1,190
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,160
Provision for credit losses
Balance at end of year		1,250		1,190		1,250		1,190
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,992		4,767		4,687		4,735
Provision for credit losses
Remeasurement	[8]	738		840		2,687		2,378
Newly originated or purchased financial assets		146		132		423		422
Derecognition of financial assets and maturities		(91)		(117)		(270)		(329)
Changes in models and methodologies		(2)		(8)		(42)		(8)
Gross write-offs		(915)		(933)		(2,780)		(2,670)
Recoveries		165		149		413		377
Foreign exchange and other movements		34		(58)		(51)		(133)
Balance at end of year		5,067		4,772		5,067		4,772
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,036		1,876
Provision for credit losses						817	[1]	568	[2]
Net write-offs						(466)		(265)
Other, including foreign currency adjustment						(83)		(106)
Provision for credit losses
Remeasurement	[8]	232		11		810		394
Newly originated or purchased financial assets		308		204		983		630
Derecognition of financial assets and maturities		(294)		(203)		(977)		(651)
Changes in models and methodologies				237				237
Gross write-offs		(210)		(93)		(513)		(313)
Recoveries		12		12		47		48
Foreign exchange and other movements		(12)		(41)		(82)		(106)
Balance at end of period including off-balance sheet exposures		2,303		2,025		2,303		2,025
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(173)		(215)		(173)		(215)
Balance at end of year		2,304		2,073		2,304		2,073
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,267		1,898		2,035		1,786
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	2,130		1,810		2,130		1,810
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,849
Provision for credit losses
Balance at end of year		2,130		1,810		2,130		1,810
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					1,583
Provision for credit losses
Balance at end of year		1,757	[4]	1,646	[5]	1,757	[4]	1,646	[5]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		178		259		165		265
Provision for credit losses
Remeasurement	[8]	(73)		(86)		(172)		(194)
Newly originated or purchased financial assets		11		12		36		32
Derecognition of financial assets and maturities		(2)		(3)		(6)		(7)
Changes in models and methodologies				(22)		(2)		(22)
Transfer to (from)stage 1		80		59		196		164
Transfer to (from)stage 2		(10)		(9)		(33)		(30)
Foreign exchange and other movements		1		(9)		1		(7)
Balance at end of year		185		201		185		201
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						165
Provision for credit losses
Balance at end of year		185		201		185		201
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		534		626		544		647
Provision for credit losses
Remeasurement	[8]	(136)		(182)		(464)		(553)
Newly originated or purchased financial assets		94		89		288		279
Derecognition of financial assets and maturities		(23)		(26)		(66)		(73)
Changes in models and methodologies		3		(68)		3		(68)
Transfer to (from)stage 1		146		183		457		523
Transfer to (from)stage 2		(54)		(57)		(160)		(175)
Transfer to (from)stage 3		(2)		(4)		(6)		(11)
Foreign exchange and other movements		2		(8)		(32)		(16)
Balance at end of year		564		553		564		553
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						544
Provision for credit losses
Balance at end of year		564		553		564		553
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		292		357		288		414
Provision for credit losses
Remeasurement	[8]	(67)		(101)		(218)		(299)
Newly originated or purchased financial assets		41		31		99		111
Derecognition of financial assets and maturities		(10)		(13)		(33)		(39)
Changes in models and methodologies		2		(38)				(38)
Transfer to (from)stage 1		86		99		269		262
Transfer to (from)stage 2		(39)		(30)		(96)		(104)
Foreign exchange and other movements		4		(2)				(4)
Balance at end of year		309		303		309		303
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						288
Provision for credit losses
Balance at end of year		309		303		309		303
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,004		1,242		997		1,326
Provision for credit losses
Remeasurement	[8]	(276)		(369)		(854)		(1,046)
Newly originated or purchased financial assets		146		132		423		422
Derecognition of financial assets and maturities		(35)		(42)		(105)		(119)
Changes in models and methodologies		5		(128)		1		(128)
Transfer to (from)stage 1		312		341		922		949
Transfer to (from)stage 2		(103)		(96)		(289)		(309)
Transfer to (from)stage 3		(2)		(4)		(6)		(11)
Foreign exchange and other movements		7		(19)		(31)		(27)
Balance at end of year		1,058		1,057		1,058		1,057
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	(50)		(146)		(52)		(195)
Newly originated or purchased financial assets		308		204		983		630
Derecognition of financial assets and maturities		(245)		(187)		(856)		(569)
Changes in models and methodologies				200				200
Transfer to (from)stage 1		29		37		92		114
Transfer to (from)stage 2		(21)		(21)		(59)		(73)
Transfer to (from)stage 3		(1)				(3)
Foreign exchange and other movements		5		(2)		1		(4)
Balance at end of period including off-balance sheet exposures		845		738		845		738
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(146)		(149)		(146)		(149)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		820		653		739		635
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	699		589		699		589
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						586
Provision for credit losses
Balance at end of year		699		589		699		589
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					2,899
Provision for credit losses
Balance at end of year		3,206	[4]	2,896	[5]	3,206	[4]	2,896	[5]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		452		349		398		321
Provision for credit losses
Remeasurement	[8]	21		89		123		155
Derecognition of financial assets and maturities		(10)		(6)		(23)		(16)
Changes in models and methodologies				3		(14)		3
Transfer to (from)stage 1		(64)		(44)		(156)		(124)
Transfer to (from)stage 2		69		51		189		148
Transfer to (from)stage 3		(26)		(20)		(75)		(62)
Foreign exchange and other movements		5		(6)		5		(9)
Balance at end of year		447		416		447		416
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						398
Provision for credit losses
Balance at end of year		447		416		447		416
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,228		1,058		1,154		1,103
Provision for credit losses
Remeasurement	[8]	201		284		797		759
Derecognition of financial assets and maturities		(34)		(54)		(110)		(147)
Changes in models and methodologies		(4)		96		(33)		96
Transfer to (from)stage 1		(142)		(178)		(445)		(512)
Transfer to (from)stage 2		87		90		249		259
Transfer to (from)stage 3		(115)		(128)		(361)		(381)
Foreign exchange and other movements		2		(8)		(28)		(17)
Balance at end of year		1,223		1,160		1,223		1,160
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,154
Provision for credit losses
Balance at end of year		1,223		1,160		1,223		1,160
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		943		882		872		823
Provision for credit losses
Remeasurement	[8]	168		161		571		503
Derecognition of financial assets and maturities		(12)		(15)		(32)		(47)
Changes in models and methodologies		(3)		21		(10)		21
Transfer to (from)stage 1		(86)		(99)		(269)		(262)
Transfer to (from)stage 2		39		30		96		104
Transfer to (from)stage 3		(102)		(95)		(284)		(244)
Foreign exchange and other movements		(6)		2		(3)		(11)
Balance at end of year		941		887		941		887
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						872
Provision for credit losses
Balance at end of year		941		887		941		887
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,623		2,289		2,424		2,247
Provision for credit losses
Remeasurement	[8]	390		534		1,491		1,417
Derecognition of financial assets and maturities		(56)		(75)		(165)		(210)
Changes in models and methodologies		(7)		120		(57)		120
Transfer to (from)stage 1		(292)		(321)		(870)		(898)
Transfer to (from)stage 2		195		171		534		511
Transfer to (from)stage 3		(243)		(243)		(720)		(687)
Foreign exchange and other movements		1		(12)		(26)		(37)
Balance at end of year		2,611		2,463		2,611		2,463
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	69		13		259		155
Derecognition of financial assets and maturities		(40)		(12)		(93)		(74)
Changes in models and methodologies				37				37
Transfer to (from)stage 1		(29)		(37)		(92)		(114)
Transfer to (from)stage 2		21		22		62		76
Transfer to (from)stage 3		(13)		(4)		(23)		(12)
Foreign exchange and other movements		3		(3)		1		(8)
Balance at end of period including off-balance sheet exposures		622		463		622		463
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(27)		(30)		(27)		(30)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		611		447		508		403
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	595		433		595		433
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						475
Provision for credit losses
Balance at end of year		595		433		595		433
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					2,054
Provision for credit losses
Balance at end of year		2,234	[4]	2,040	[5]	2,234	[4]	2,040	[5]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		748		580		645		498
Provision for credit losses
Remeasurement	[8]	118		83		319		263
Changes in models and methodologies						9
Transfer to (from)stage 1		(16)		(15)		(40)		(40)
Transfer to (from)stage 2		(59)		(42)		(156)		(118)
Transfer to (from)stage 3		26		20		75		62
Gross write-offs		(39)		(23)		(91)		(77)
Recoveries		7		6		19		16
Foreign exchange and other movements		13		(16)		18		(11)
Balance at end of year		798		593		798		593
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						645
Provision for credit losses
Balance at end of year		798		593		798		593
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		617		656		621		664
Provision for credit losses
Remeasurement	[8]	318		378		1,079		1,134
Changes in models and methodologies						5
Transfer to (from)stage 1		(4)		(5)		(12)		(11)
Transfer to (from)stage 2		(33)		(33)		(89)		(84)
Transfer to (from)stage 3		117		132		367		392
Gross write-offs		(508)		(551)		(1,583)		(1,591)
Recoveries		85		88		230		216
Foreign exchange and other movements		8		(6)		(18)		(61)
Balance at end of year		600		659		600		659
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						621
Provision for credit losses
Balance at end of year		600		659		600		659
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	188		214		652		610
Transfer to (from)stage 3		102		95		284		244
Gross write-offs		(368)		(359)		(1,106)		(1,002)
Recoveries		73		55		164		145
Foreign exchange and other movements		5		(5)		6		3
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,365		1,236		1,266		1,162
Provision for credit losses
Remeasurement	[8]	624		675		2,050		2,007
Changes in models and methodologies						14
Transfer to (from)stage 1		(20)		(20)		(52)		(51)
Transfer to (from)stage 2		(92)		(75)		(245)		(202)
Transfer to (from)stage 3		245		247		726		698
Gross write-offs		(915)		(933)		(2,780)		(2,670)
Recoveries		165		149		413		377
Foreign exchange and other movements		26		(27)		6		(69)
Balance at end of year		1,398		1,252		1,398		1,252
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	213		144		603		434
Derecognition of financial assets and maturities		(9)		(4)		(28)		(8)
Transfer to (from)stage 2				(1)		(3)		(3)
Transfer to (from)stage 3		14		4		26		12
Gross write-offs		(210)		(93)		(513)		(313)
Recoveries		12		12		47		48
Foreign exchange and other movements		(20)		(36)		(84)		(94)
Balance at end of period including off-balance sheet exposures		836		824		836		824
Less: Allowance for credit losses on off-balance sheet exposures	[7]			(36)				(36)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		836		798		788		748
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	836		788		836		788
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						788
Provision for credit losses
Balance at end of year		$ 836		$ 788		$ 836		$ 788

[1]	Excludes amounts associated with other assets of $(14). The provision for credit losses, net of these amounts, is $3,601.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(10). The provision for credit losses, net of these amounts, is $3,021.
[3]	Excludes allowance for credit losses of $200 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $189 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Excludes allowance for credit losses of $278 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[6]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.